Short-Term Investments (Tables)	12 Months Ended
May 31, 2024
Investments, Debt and Equity Securities [Abstract]
Summary of Short-Term Investments
Short-term investments consisted of the following:

	As of May 31,
	2023	2024
	US$	US$
Wealth management products measured at fair value	1,404,830	1,988,907
Trading securities	73,013	76,672

	1,477,843	2,065,579